SUPPLEMENT DATED AUGUST 31, 2025

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2025

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to each Fund’s Summary Prospectus dated August 31, 2025, as amended to date, and should be read in conjunction with such Summary Prospectus.

Subadviser Changes to the Morningstar U.S. Equity Fund

I.

On September 15, 2025 (the “Effective Date”), Diamond Hill Capital Management, Inc. and Westwood Management Corp. will be terminated as subadvisers to the Fund. Until the Effective Date, the following information is added to the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Diamond Hill Capital Management, Inc.
Christopher A. Welch, CFA	Portfolio Manager	Since Inception (November 2018)
Westwood Management Corp.
Matthew R. Lockridge	Senior Vice President, Head of U.S. Value, Senior Portfolio Manager	Since Inception (November 2018)
William E. Costello, CFA	Senior Vice President, Director of Equity Portfolios, Senior Portfolio Manager	Since Inception (November 2018)
Frederic G. Rowsey, CFA	Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
Jordan Latimer, CFA	Vice President, Portfolio Manager, Research Analyst	Since December 2024

Subadviser Changes to the Morningstar International Equity Fund

I.

On the Effective Date, T. Rowe Price Associates, Inc. will be terminated as a subadviser to the Fund. Until the Effective Date, the following information is added to the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
T. Rowe Price Associates, Inc.
Seun Oyegunle	Portfolio Manager and Vice President	April 2025
Wenli Zheng	Portfolio Manager and Vice President	April 2025

Please retain this supplement for future reference.